Schedule of Investments
(unaudited)
January 31, 2024
BlackRock Emerging Markets ex-China Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Austria — 0.7%
Erste Group Bank AG ........... 896 $ 38,598
Brazil — 9.5%
Ambev SA .................. 17,049 45,045
Arezzo Industria e Comercio SA .... 3,540 44,836
B3 SA - Brasil Bolsa Balcao ....... 16,061 42,402
Banco BTG Pactual SA
(a)
........ 1,878 13,676
CCR SA .................... 7,976 21,202
Cielo SA .................... 15,710 15,633
Cyrela Brazil Realty SA
Empreendimentos e Participacoes 3,192 14,445
Ez Tec Empreendimentos e
Participacoes S/A ........... 12,829 40,110
Grupo De Moda Soma SA ........ 24,304 39,097
Hapvida Participacoes e Investimentos
SA
(a) (b) (c)
.................. 57,778 45,482
IRB-Brasil Resseguros SA
(a)
...... 4,664 38,465
Lojas Renner SA .............. 14,553 47,321
Rumo SA ................... 6,272 29,231
Sendas Distribuidora SA ......... 16,221 44,986
Vamos Locacao de Caminhoes
Maquinas e Equipamentos SA ... 22,759 37,622
XP, Inc. , Class A .............. 1,580 38,836
558,389
Burkina Faso — 0.6%
Endeavour Mining plc ........... 1,951 33,797
Canada — 0.5%
Barrick Gold Corp. ............. 1,943 30,311
Chile — 0.2%
Sociedad Quimica y Minera de Chile
SA , ADR ................. 301 12,663
Czech Republic — 0.4%
Komercni Banka A/S ........... 755 24,770
Greece — 1.7%
National Bank of Greece SA
(a)
..... 2,837 21,570
OPAP SA , Class R ............. 2,336 40,443
Piraeus Financial Holdings SA
(a)
.... 9,452 38,278
100,291
Hungary — 2.1%
MOL Hungarian Oil & Gas plc ..... 5,454 44,699
OTP Bank Nyrt. ............... 739 34,237
Richter Gedeon Nyrt. ........... 1,652 44,595
123,531
India — 15.6%
Aditya Birla Capital Ltd.
(a)
........ 6,853 14,117
Axis Bank Ltd. , GDR
(c)
.......... 2,081 134,433
Bharat Electronics Ltd. .......... 6,508 14,576
Cipla Ltd. ................... 1,221 19,859
Crompton Greaves Consumer
Electricals Ltd. ............. 4,165 15,209
Dr Reddy's Laboratories Ltd. , ADR .. 508 36,551
Fortis Healthcare Ltd. ........... 2,964 15,434
GAIL India Ltd. ............... 17,161 35,708
Godrej Consumer Products Ltd. .... 1,299 18,216
HDFC Bank Ltd. , ADR .......... 1,557 86,398
ICICI Bank Ltd. , ADR ........... 2,099 51,216
Infosys Ltd. , ADR .............. 5,078 100,849
ITC Ltd. .................... 2,626 13,960
Larsen & Toubro Ltd. , GDR
(c)
...... 342 14,330
Mahindra & Mahindra Ltd. , GDR
(c)
... 1,140 22,800
Security
Shares
Shares Value
India (continued)
Mankind Pharma Ltd.
(a)
.......... 561 $ 13,455
Marico Ltd. .................. 2,780 17,682
NHPC Ltd. .................. 16,945 18,574
NTPC Ltd. .................. 3,869 14,813
Olectra Greentech Ltd. .......... 740 15,543
Power Grid Corp. of India Ltd. ..... 5,091 15,901
Reliance Industries Ltd. , GDR
(b)
.... 2,633 182,089
UltraTech Cement Ltd. .......... 357 43,651
915,364
Indonesia — 4.3%
Astra International Tbk. PT ....... 120,300 38,982
Bank Central Asia Tbk. PT ........ 89,100 53,908
Bank Mandiri Persero Tbk. PT ..... 98,800 41,596
Bank Negara Indonesia Persero Tbk.
PT ..................... 64,500 23,466
Bank Rakyat Indonesia Persero Tbk.
PT ..................... 139,300 50,181
Indofood CBP Sukses Makmur Tbk. PT 18,600 13,859
Telkom Indonesia Persero Tbk. PT .. 128,400 32,206
254,198
Italy — 0.9%
Wizz Air Holdings plc
(a) (b) (c)
........ 2,150 53,747
Kazakhstan — 1.2%
Kaspi.KZ JSC , ADR
(c)
........... 760 69,838
Malaysia — 1.5%
Hartalega Holdings Bhd.
(a)
........ 33,300 19,273
Malayan Banking Bhd. .......... 17,400 34,035
Public Bank Bhd. .............. 37,800 35,041
88,349
Mexico — 4.1%
Fibra Uno Administracion SA de CV . 15,577 26,454
Fomento Economico Mexicano SAB de
CV , ADR ................. 356 48,252
Grupo Aeroportuario del Centro Norte
SAB de CV ................ 4,831 44,154
Grupo Aeroportuario del Pacifico SAB
de CV , ADR ............... 193 30,087
Kimberly-Clark de Mexico SAB de CV ,
Class A .................. 6,588 14,959
Wal-Mart de Mexico SAB de CV .... 18,528 76,528
240,434
Panama — 0.2%
Copa Holdings SA , Class A ....... 133 12,776
Peru — 0.7%
Credicorp Ltd. ................ 283 42,006
Philippines — 2.0%
Ayala Land, Inc. ............... 62,000 37,467
BDO Unibank, Inc. ............. 12,960 33,363
Bloomberry Resorts Corp.
(a)
....... 56,800 11,280
International Container Terminal
Services, Inc. .............. 2,980 12,886
Jollibee Foods Corp. ........... 2,610 11,776
Metropolitan Bank & Trust Co. ..... 11,160 11,304
118,076
Poland — 1.3%
ORLEN SA .................. 1,724 26,881
Powszechny Zaklad Ubezpieczen SA 4,158 50,063
76,944

Schedule of Investments
(unaudited) (continued)
January 31, 2024
BlackRock Emerging Markets ex-China Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Qatar — 0.8%
Qatar National Bank QPSC ....... 10,791 $ 45,843
Saudi Arabia — 2.2%
Abdullah Al Othaim Markets Co. .... 3,785 13,840
Al Rajhi Bank ................ 637 14,220
Almarai Co. JSC .............. 869 13,231
Etihad Etisalat Co. ............. 1,102 15,310
Saudi Basic Industries Corp. ...... 1,780 36,899
Saudi National Bank (The) ........ 1,434 15,486
Yanbu National Petrochemical Co. .. 2,223 22,737
131,723
Singapore — 0.4%
Jardine Cycle & Carriage Ltd. ..... 1,100 21,226
South Africa — 2.1%
Absa Group Ltd. .............. 3,606 31,486
Bid Corp. Ltd. ................ 1,577 38,251
Foschini Group Ltd. (The) ........ 2,875 17,408
Gold Fields Ltd. ............... 2,268 33,465
Gold Fields Ltd. , ADR ........... 159 2,353
122,963
South Korea — 13.3%
Hansol Chemical Co. Ltd.
(a)
....... 307 45,951
Hugel, Inc.
(a)
................. 154 17,494
Hyundai Mobis Co. Ltd. .......... 309 48,437
JYP Entertainment Corp.
(a)
....... 300 16,884
KT Corp.
(a)
.................. 1,103 29,216
KT&G Corp. ................. 662 44,959
Orion Corp. .................. 277 19,159
Samsung Electronics Co. Ltd. ..... 6,642 360,905
Samsung Electronics Co. Ltd. , GDR
(b) (c)
23 31,431
Samsung SDI Co. Ltd. .......... 125 34,690
SK Hynix, Inc. ................ 931 93,231
SK Square Co. Ltd.
(a)
........... 401 15,578
S-Oil Corp. .................. 478 24,302
782,237
Taiwan — 17.1%
Accton Technology Corp. ........ 5,000 84,113
Delta Electronics, Inc. ........... 8,000 71,589
Giant Manufacturing Co. Ltd. ...... 2,000 11,384
Hiwin Technologies Corp. ........ 3,000 21,057
Lite-On Technology Corp. ........ 3,000 10,389
Lotes Co. Ltd. ................ 1,000 31,546
Phison Electronics Corp. ......... 2,000 33,588
President Chain Store Corp. ...... 6,000 50,588
Taiwan Semiconductor Manufacturing
Co. Ltd. .................. 31,000 620,574
Taiwan Semiconductor Manufacturing
Co. Ltd. , ADR .............. 299 33,775
Yageo Corp. ................. 2,000 35,178
1,003,781
Thailand — 2.7%
Advanced Info Service PCL , NVDR .. 5,400 33,304
Airports of Thailand PCL , NVDR .... 8,300 13,976
CP ALL PCL , NVDR ............ 14,700 21,640
Land & Houses PCL , NVDR ...... 90,300 19,484
Siam Cement PCL (The) , NVDR .... 1,800 13,701
Thai Beverage PCL ............ 52,500 20,497
True Corp. PCL , NVDR
(a)
......... 203,000 34,519
157,121
Turkey — 0.6%
Eldorado Gold Corp.
(a)
.......... 2,725 33,281
Security
Shares
Shares Value
United Arab Emirates — 1.5%
Abu Dhabi Commercial Bank PJSC . 3,069 $ 7,520
Aldar Properties PJSC .......... 10,663 14,806
Borouge plc ................. 27,413 17,838
Emaar Properties PJSC ......... 22,678 45,852
86,016
United Kingdom — 0.7%
Anglogold Ashanti plc ........... 659 11,612
Anglogold Ashanti plc ........... 1,703 30,475
42,087
United States — 3.5%
Cognizant Technology Solutions Corp. ,
Class A .................. 1,725 133,032
EPAM Systems, Inc.
(a)
........... 146 40,604
Globant SA
(a)
................. 130 30,655
204,291
Total Common Stocks — 92.4%
(Cost: $ 5,017,841 ) .............................. 5,424,651
Preferred Securities
Preferred Stocks — 2.4%
Brazil — 1.4%
Alpargatas SA (Preference) ....... 12,748 22,308
Banco Bradesco SA ............ 18,602 57,666
79,974
South Korea — 1.0%
Samsung Electronics Co. Ltd.
(Preference) ............... 1,361 59,552
Total Preferred Stocks — 2.4%
(Cost: $ 126,413 ) ................................ 139,526
Total Long-Term Investments — 94 .8%
(Cost: $ 5,144,254 ) .............................. 5,564,177
Short-Term Securities
Money Market Funds — 4.5%
BlackRock Liquidity Funds, T-Fund,
Institutional Class , 5.21%
(d) (e)
.... 262,050 262,050
Total Short-Term Securities — 4 .5%
(Cost: $ 262,050 ) ................................ 262,050
Total Investments — 99.3%
(Cost: $ 5,406,304 ) .............................. 5,826,227
Other Assets Less Liabilities — 0.7% ................... 41,890
Net Assets — 100.0% .............................. $ 5,868,117

Schedule of Investments
(unaudited) (continued)
January 31, 2024
BlackRock Emerging Markets ex-China Fund

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
(a)
Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
04/30/23
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
01/31/24
Shares
Held at
01/31/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class . $ 340,604 $ — $ (78,554)
(a)
$ — $ — $ 262,050 262,050 $ 15,197 $ —
— —
(a)
Represents net amount purchased (sold).

Schedule of Investments
(unaudited) (continued)
January 31, 2024
BlackRock Emerging Markets ex-China Fund

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/ or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
IFSC NIFTY 50 Index ....................................................... 5 02/29/24 $ 218 $ 3,193
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks
Austria .............................................. $ — $ 38,598 $ — $ 38,598
Brazil ............................................... 558,389 — — 558,389
Burkina Faso .......................................... 33,797 — — 33,797
Canada ............................................. 30,311 — — 30,311
Chile ............................................... 12,663 — — 12,663
Czech Republic ........................................ — 24,770 — 24,770
Greece .............................................. 40,443 59,848 — 100,291
Hungary ............................................. 123,531 — — 123,531
India ............................................... 446,577 468,787 — 915,364
Indonesia ............................................ — 254,198 — 254,198
Italy ................................................ — 53,747 — 53,747
Kazakhstan ........................................... 69,838 — — 69,838
Malaysia ............................................. — 88,349 — 88,349
Mexico .............................................. 240,434 — — 240,434
Panama ............................................. 12,776 — — 12,776
Peru ................................................ 42,006 — — 42,006
Philippines ........................................... 23,056 95,020 — 118,076
Poland .............................................. — 76,944 — 76,944
Qatar ............................................... — 45,843 — 45,843
Saudi Arabia .......................................... 28,541 103,182 — 131,723
Singapore ............................................ — 21,226 — 21,226
South Africa ........................................... 40,604 82,359 — 122,963
South Korea .......................................... — 782,237 — 782,237

Schedule of Investments
(unaudited) (continued)
January 31, 2024
BlackRock Emerging Markets ex-China Fund

Level 1 Level 2 Level 3 Total
Taiwan .............................................. $ 33,775 $ 970,006 $ — $ 1,003,781
Thailand ............................................. — 157,121 — 157,121
Turkey .............................................. 33,281 — — 33,281
United Arab Emirates .................................... 40,164 45,852 — 86,016
United Kingdom ........................................ 11,612 30,475 — 42,087
United States .......................................... 204,291 — — 204,291
Preferred Securities
Brazil ............................................... 79,974 — — 79,974
South Korea .......................................... — 59,552 — 59,552
Short-Term Securities
Money Market Funds ...................................... 262,050 — — 262,050
$ 2,368,113 $ 3,458,114 $ — $ 5,826,227
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ — $ 3,193 $ — $ 3,193
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
ADR American Depositary Receipts
GDR Global Depositary Receipts
JSC Joint Stock Company
NVDR Non-Voting Depository Receipts
PCL Public Company Limited
PJSC Public Joint Stock Company
Fair Value Hierarchy as of Period End (continued)